Commitments and Contingencies - Additional Information - (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Aug. 08, 2024
Other Commitments [Line Items]
Business combination, Contingent liabilities				$ 5,800,000
Business Combination, Additional consideration			$ 5,000,000
Liabilities related to legal matters		$ 0	0
Hanging H Ranch, Inc.
Other Commitments [Line Items]
Business combination, payment description		the Company agreed to pay one of the sellers $5.0 million as additional consideration over the next ten years on each anniversary of closing, beginning on October 14, 2022, and in exchange for the additional consideration, such seller agreed to subordinate its rights under a grazing lease to the rights of the Ag Loan lender.
Business Combination, Additional consideration	$ 5,000,000
Other Current Liabilities
Other Commitments [Line Items]
Business combination, Contingent liabilities			500,000	500,000
Other Long-term Liabilities
Other Commitments [Line Items]
Business combination, Contingent liabilities			$ 2,600,000	2,700,000
General and Administrative Expense
Other Commitments [Line Items]
Business combination, Contingent liabilities				$ 2,600,000